American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
April 30, 2023

One Choice In Retirement Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 45.3%
Diversified Bond Fund G Class	43,006,497	406,841,464
High Income Fund G Class	8,496,255	70,433,957
Inflation-Adjusted Bond Fund G Class	5,939,031	64,794,831
Short Duration Fund G Class	15,694,742	153,808,476
Short Duration Inflation Protection Bond Fund G Class	13,951,309	143,419,460
		839,298,188
Domestic Equity Funds — 29.7%
Disciplined Growth Fund G Class	2,273,812	45,203,379
Focused Large Cap Value Fund G Class	14,742,579	146,983,510
Growth Fund G Class	1,575,981	67,294,375
Heritage Fund G Class(2)	1,391,908	31,568,479
Mid Cap Value Fund G Class	3,397,431	53,271,714
Small Cap Growth Fund G Class	869,032	16,615,888
Small Cap Value Fund G Class	1,810,599	16,566,977
Sustainable Equity Fund G Class	4,123,843	172,830,245
		550,334,567
International Fixed Income Funds — 14.3%
Emerging Markets Debt Fund G Class	2,497,361	22,076,671
Global Bond Fund G Class	22,954,031	199,240,986
International Bond Fund G Class(2)	3,918,013	43,333,227
		264,650,884
International Equity Funds — 10.7%
Global Real Estate Fund G Class	1,494,132	17,406,634
International Growth Fund G Class(2)	6,585,332	80,209,346
International Small-Mid Cap Fund G Class	1,017,426	9,848,688
International Value Fund G Class	11,429,996	91,325,670
		198,790,338
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,713,436,838)		1,853,073,977
OTHER ASSETS AND LIABILITIES†		(822)
TOTAL NET ASSETS — 100.0%		$1,853,073,155

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$401,445	$50,137	$31,488	$(13,253)	$406,841	43,006	$(2,998)	$11,197
High Income Fund	71,058	4,412	4,394	(642)	70,434	8,496	(689)	3,561
Inflation-Adjusted Bond Fund	60,757	9,954	542	(5,374)	64,795	5,939	10	3,184
Short Duration Fund	199,330	7,961	54,165	682	153,808	15,695	(3,423)	4,489
Short Duration Inflation Protection Bond Fund	144,602	14,151	6,597	(8,736)	143,420	13,951	168	7,085
Disciplined Growth Fund	58,099	558	13,818	364	45,203	2,274	(451)	453
Focused Large Cap Value Fund	185,334	11,503	42,982	(6,871)	146,984	14,743	6,639	11,185
Growth Fund	86,675	3,554	18,231	(4,704)	67,294	1,576	3,493	1,995
Heritage Fund(3)	40,049	11	9,608	1,116	31,568	1,392	(386)	—
Mid Cap Value Fund	83,757	4,867	26,757	(8,595)	53,272	3,397	6,159	4,689
Small Cap Growth Fund	20,130	133	4,675	1,028	16,616	869	(702)	133
Small Cap Value Fund	19,930	690	1,955	(2,098)	16,567	1,811	340	690
Sustainable Equity Fund	143,471	66,307	38,401	1,453	172,830	4,124	2,100	2,621
Emerging Markets Debt Fund	22,164	992	1,713	634	22,077	2,497	(266)	810
Global Bond Fund	159,760	55,928	4,156	(12,291)	199,241	22,954	(439)	11,058
International Bond Fund(3)	44,536	440	996	(647)	43,333	3,918	(126)	—
Global Real Estate Fund	20,873	678	2,464	(1,680)	17,407	1,494	(374)	164
International Growth Fund(3)	86,624	9,998	25,146	8,733	80,209	6,585	(890)	—
International Small-Mid Cap Fund	10,068	951	1,650	480	9,849	1,017	(377)	74
International Value Fund	97,782	16,539	34,369	11,374	91,326	11,430	(1,467)	3,427
Equity Growth Fund	77,131	5,821	67,964	(14,988)	—	—	6,681	5,620
	$2,033,575	$265,585	$392,071	$(54,015)	$1,853,074	167,168	$13,002	$72,435
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.